CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)	Series A Preferred Stock
Balance, shares at Dec. 31, 2019		10,000,000
Balance, amount at Dec. 31, 2019	$ (85,582)	$ 10,000	$ 0	$ (553)	$ (95,029)	$ 0
Foreign currency translation adjustment	(123)	0	0	(123)	0	0
Net loss for the period	6,777	$ 0	0	0	6,777	0
Balance, shares at Mar. 31, 2020		10,000,000
Balance, amount at Mar. 31, 2020	(78,928)	$ 10,000	0	(676)	(88,252)	0
Balance, shares at Dec. 31, 2019		10,000,000
Balance, amount at Dec. 31, 2019	(85,582)	$ 10,000	0	(553)	(95,029)	0
Net loss for the period	(22,782)
Net loss for the year	(22,782)
Balance, shares at Sep. 30, 2020		310,868,500
Balance, amount at Sep. 30, 2020	(108,530)	$ 310,869	0	(719)	(428,680)	0
Balance, shares at Dec. 31, 2019		10,000,000
Balance, amount at Dec. 31, 2019	(85,582)	$ 10,000	0	(553)	(95,029)	0
Foreign currency translation adjustment	(331)	$ 0	0	(331)	0
Net loss for the period	(4,148,947)
Shares issued for acquisition of legal acquirer, shares		310,868,500
Shares issued for acquisition of legal acquirer, amount	0	$ 310,869	0	0	(310,869)
Issuance of shares for service rendered, shares		19,400,000
Issuance of shares for service rendered, amount	4,074,000	$ 19,400	4,054,600	0	0
Net loss for the year	(4,148,947)	$ 0	0	0	(4,148,947)
Balance, shares at Dec. 31, 2020		340,268,500
Balance, amount at Dec. 31, 2020	(160,860)	$ 340,269	4,054,600	(884)	(4,554,845)	0
Balance, shares at Mar. 31, 2020		10,000,000
Balance, amount at Mar. 31, 2020	(78,928)	$ 10,000	0	(676)	(88,252)	0
Foreign currency translation adjustment	(38)	0	0	(38)	0	0
Net loss for the period	(16,804)	$ 0	0	0	(16,804)	0
Balance, shares at Jun. 30, 2020		10,000,000
Balance, amount at Jun. 30, 2020	(95,770)	$ 10,000	0	(714)	(105,056)	0
Foreign currency translation adjustment	(5)	0	0	(5)	0	0
Net loss for the period	(12,755)	$ 0	0	0	(12,755)	0
Shares issued for acquisition of legal acquirer, shares		310,868,500
Shares issued for acquisition of legal acquirer, amount	0	$ 310,869	0	0	(310,869)	0
Net loss for the year	(12,755)
Balance, shares at Sep. 30, 2020		310,868,500
Balance, amount at Sep. 30, 2020	(108,530)	$ 310,869	0	(719)	(428,680)	0
Balance, shares at Dec. 31, 2020		340,268,500
Balance, amount at Dec. 31, 2020	(160,860)	$ 340,269	4,054,600	(884)	(4,554,845)	0
Foreign currency translation adjustment	309	0	0	309	0	0
Net loss for the period	(39,408)	$ 0	0	0	(39,408)	0
Balance, shares at Mar. 31, 2021		340,268,500
Balance, amount at Mar. 31, 2021	(199,959)	$ 340,269	4,054,600	(575)	(4,594,253)	0
Balance, shares at Dec. 31, 2020		340,268,500
Balance, amount at Dec. 31, 2020	(160,860)	$ 340,269	4,054,600	(884)	(4,554,845)	$ 0
Net loss for the period	(161,850)
Net loss for the year	(161,850)
Balance, shares at Sep. 30, 2021		171,913,500				1
Balance, amount at Sep. 30, 2021	(258,915)	$ 171,914	4,278,506	7,360	(4,716,695)	$ 0
Balance, shares at Mar. 31, 2021		340,268,500
Balance, amount at Mar. 31, 2021	(199,959)	$ 340,269	4,054,600	(575)	(4,594,253)	0
Foreign currency translation adjustment	1,010	0	0	1,010	0	0
Net loss for the period	(96,394)	$ 0	0	0	(96,394)	$ 0
Issuance of shares for service rendered, shares		150,000
Issuance of shares for service rendered, amount	41,715	$ 150	41,565	0	0
Issue of preferred stock and cancellation of common stock held by a director, shares		(169,000,000)				1
Issue of preferred stock and cancellation of common stock held by a director, amount	0	$ (169,000)	169,000	0	0	$ 0
Balance, shares at Jun. 30, 2021		171,418,500				1
Balance, amount at Jun. 30, 2021	(253,628)	$ 171,419	4,265,165	435	(4,690,647)	$ 0
Foreign currency translation adjustment	6,925	0	0	6,925	0	0
Net loss for the period	(26,048)	$ 0	0	0	(26,048)	0
Net loss for the year	(26,048)
Shares issued for conversion of promissory notes, shares		495,000
Shares issued for conversion of promissory notes, amount	13,836	$ 495	13,341	0	0	$ 0
Balance, shares at Sep. 30, 2021		171,913,500				1
Balance, amount at Sep. 30, 2021	$ (258,915)	$ 171,914	$ 4,278,506	$ 7,360	$ (4,716,695)	$ 0